Note 30 - Securities Offering	12 Months Ended
Dec. 31, 2011
Continuous Securities Offering [Text Block]
30.      SECURITIES OFFERING

On April 29, 2011, we filed a Form S-1 registration statement with the Securities and Exchange Commission for the purpose of seeking a continuous offering of up to 10,000,000 shares of our common stock. We intend to use the offering proceeds to fund our strategic growth initiatives, including acquisitions complementary to our business, such as wind farm management and turbine maintenance services, and general corporate purposes.